Trade and other receivables - Changes in the ECL allowances (Details) - Trade and other receivables - Expected credit loss allowance / Impairment - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in the ECL allowances
ECL allowance as of beginning of the period	₽ (284)	₽ (289)	₽ (366)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(262)	(57)	(9)
Amounts written off	37	62	86
ECL allowance as end of the period	₽ (509)	₽ (284)	₽ (289)